ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1. ORGANIZATION AND PRINCIPAL ACTIVITIES

SU Group Holdings Limited (the “Company”) and its subsidiaries (collectively referred to as the “Group”) are principally engaged in the provision of security-related engineering services, and security guarding and screening services in Hong Kong Special Administrative Region (“Hong Kong”) of the People’s Republic of China.

The Company was incorporated under the law of Cayman Islands as an exempted company with limited liability on March 11, 2021. The registered office of the Company is Cricket Square, Hutchins Drive, PO Box 2681, Grand Cayman, KY1-1111, Cayman Islands.

SU Group Investment Limited (“SU Investment”), which is 100% owned by the Company, was incorporated in British Virgin Islands (the “BVI”) on November 21, 2019. It is an investment holding company with no operations.

Shine Union Limited (“Shine Union”), which was incorporated on January 2, 1998 in Hong Kong, has been 100% owned by SU Investment since December 11, 2019. It is engaged in providing security-related engineering services.

Fortune Jet Management & Training Co. Limited (“Fortune Jet”), which was incorporated on February 13, 2015 in Hong Kong, has been 90% owned by SU Investment since December 9, 2019. It is engaged in providing security guarding and screening services.

On March 1, 2023, the non-controlling shareholder of Fortune Jet transferred its 10.0% equity interest in Fortune Jet to SU Investment at a consideration of HK$1,000. After the transfer, Fortune Jet is 100% owned by SU Investment.

Shine Union (Macao) Limited (“Shine Union Macao”), which was incorporated on March 24, 2025 in Macao, has been 50% owned by SU Investment and 50% owned by Fortune Jet. It is engaged in providing security systems and engineering consulting services, which does not currently have any operations.

Initial public offering

On December 29, 2023, the Securities and Exchange Commission declared effective SU Group’s Registration Statement on Form F-1. On January 26, 2024, the Company consummated the initial public offering (“IPO”) of 1,250,000 ordinary shares at a price of US$4.0 per share, generating net proceeds of approximately US$3.0 million after deducting underwriting discounts and commissions and offering expenses.

Reorganization

In anticipation of the IPO of its equity securities, the Company undertook a reorganization (the “Reorganization”). Since December 2019, SU Investment became the holding company of Shine Union and Fortune Jet. Effective on April 16, 2021, upon the transfer of all equity ownership of SU Investment to the Company, it became the ultimate holding company of SU Investment, Shine Union and Fortune Jet, which were all controlled by the same shareholder before and after the Reorganization.

The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the Reorganization had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.